Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 2.6%
Huntington Ingalls Industries, Inc.	21,700	$ 6,247,647
Banks - 2.0%
First Citizens BancShares, Inc., Class A	2,635	4,714,436
Beverages - 3.9%
Brown-Forman Corp., Class B	48,400	1,310,672
Constellation Brands, Inc., Class A	26,600	3,582,222
Molson Coors Beverage Co., Class B	95,700	4,330,425
		9,223,319
Biotechnology - 1.3%
Biogen, Inc. (A)	21,800	3,053,744
Chemicals - 4.9%
Mosaic Co.	132,000	4,577,760
PPG Industries, Inc.	45,200	4,750,972
Westlake Corp.	31,900	2,458,214
		11,786,946
Consumer Finance - 0.9%
Ally Financial, Inc.	53,400	2,093,280
Consumer Staples Distribution & Retail - 1.5%
Dollar General Corp.	18,400	1,901,640
Dollar Tree, Inc. (A)	18,900	1,783,593
		3,685,233
Containers & Packaging - 3.9%
Crown Holdings, Inc.	45,500	4,394,845
Graphic Packaging Holding Co.	247,452	4,842,636
		9,237,481
Distributors - 2.8%
LKQ Corp.	217,998	6,657,659
Diversified Telecommunication Services - 1.0%
Liberty Global Ltd., Class A (A)	208,000	2,383,680
Electric Utilities - 3.5%
Evergy, Inc.	71,000	5,397,420
OGE Energy Corp.	64,475	2,983,258
		8,380,678
Electronic Equipment, Instruments & Components - 3.2%
TD SYNNEX Corp.	21,020	3,442,025
Vontier Corp.	100,372	4,212,613
		7,654,638
Energy Equipment & Services - 2.7%
Halliburton Co.	172,400	4,241,040
Noble Corp. PLC	81,600	2,307,648
		6,548,688
Financial Services - 3.2%
Corpay, Inc. (A)	11,900	3,427,914
Global Payments, Inc.	50,500	4,195,540
		7,623,454
Food Products - 9.5%
Archer-Daniels-Midland Co.	59,500	3,554,530
	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Conagra Brands, Inc.	342,300	$ 6,267,513
Kraft Heinz Co.	238,100	6,200,124
Post Holdings, Inc. (A)	27,296	2,933,774
Tyson Foods, Inc., Class A	66,300	3,600,090
		22,556,031
Ground Transportation - 1.3%
U-Haul Holding Co.	58,800	2,992,920
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	192,000	4,371,840
Zimmer Biomet Holdings, Inc.	48,600	4,787,100
		9,158,940
Health Care Providers & Services - 2.8%
Centene Corp. (A)	103,800	3,703,584
Henry Schein, Inc. (A)	45,364	3,010,809
		6,714,393
Insurance - 3.9%
Fidelity National Financial, Inc.	58,800	3,556,812
Markel Group, Inc. (A)	2,100	4,013,856
Willis Towers Watson PLC	5,100	1,761,795
		9,332,463
Interactive Media & Services - 3.2%
IAC, Inc. (A)	122,758	4,182,365
Match Group, Inc.	99,800	3,524,936
		7,707,301
IT Services - 1.4%
Cognizant Technology Solutions Corp., Class A	49,500	3,319,965
Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories, Inc., Class A (A)	11,300	3,168,407
IQVIA Holdings, Inc. (A)	20,400	3,874,776
		7,043,183
Machinery - 1.0%
CNH Industrial NV	221,000	2,397,850
Media - 4.1%
News Corp., Class A	124,300	3,817,253
Omnicom Group, Inc.	24,300	1,981,179
Sirius XM Holdings, Inc.	168,628	3,924,817
		9,723,249
Metals & Mining - 1.8%
Commercial Metals Co.	77,000	4,410,560
Multi-Utilities - 2.3%
Dominion Energy, Inc.	91,200	5,578,704
Oil, Gas & Consumable Fuels - 3.9%
Expand Energy Corp.	17,300	1,837,952
HF Sinclair Corp.	84,500	4,422,730
Kinder Morgan, Inc.	108,710	3,077,580
		9,338,262
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 5.2%
Jazz Pharmaceuticals PLC (A)	18,407	$ 2,426,042
Perrigo Co. PLC	222,800	4,961,756
Viatris, Inc.	499,600	4,946,040
		12,333,838
Professional Services - 5.0%
Amentum Holdings, Inc. (A)	161,814	3,875,445
Clarivate PLC (A)	647,809	2,481,109
Jacobs Solutions, Inc.	20,000	2,997,200
SS&C Technologies Holdings, Inc.	27,700	2,458,652
		11,812,406
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (A)	22,700	1,119,337
Specialized REITs - 2.0%
Gaming & Leisure Properties, Inc.	102,800	4,791,508
Specialty Retail - 1.2%
Lithia Motors, Inc.	5,500	1,738,000
Ulta Beauty, Inc. (A)	2,200	1,202,850
		2,940,850
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (A)	11,500	2,046,195
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.3%
WESCO International, Inc.	14,400	$ 3,045,600
Total Common Stocks (Cost $221,374,296)		227,654,438

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 1.65% (B), dated 09/30/2025, to be repurchased at $11,673,916 on 10/01/2025. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $11,907,018.	$ 11,673,381	11,673,381
Total Repurchase Agreement (Cost $11,673,381)		11,673,381
Total Investments (Cost $233,047,677)		239,327,819
Net Other Assets (Liabilities) - (0.4)%		(896,081)
Net Assets - 100.0%		$ 238,431,738
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$227,654,438	$—	$—	$227,654,438
Repurchase Agreement	—	11,673,381	—	11,673,381
Total Investments	$227,654,438	$11,673,381	$—	$239,327,819
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at September 30, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust